Note 11 - Share Capital - Reserves (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Statement Line Items [Line Items]
Balance	$ 65,507,209	$ 65,645,740
Options exercised	1,131,594	4,630,648
Restricted share rights vested	0	0
Warrants exercised		2,828,988
Share-based compensation	3,013,479	2,624,526
Balance	175,704,398	65,507,209
Reserve of share-based payments [member] | Restricted share rights [member]
Statement Line Items [Line Items]
Balance	26,305	8,568
Options exercised	0	0
Restricted share rights vested	(105,190)	(270,815)
Warrants exercised		0
Share-based compensation	116,284	288,552
Balance	37,399	26,305
Reserve of share-based payments [member] | Share options [member]
Statement Line Items [Line Items]
Balance	5,535,605	5,588,047
Options exercised	(751,727)	(2,388,416)
Restricted share rights vested	0	0
Warrants exercised		0
Share-based compensation	1,744,490	2,335,974
Balance	6,528,368	5,535,605
Reserve for warrants [member]
Statement Line Items [Line Items]
Balance	3,540,785	4,343,351
Options exercised	0	0
Restricted share rights vested	0	0
Warrants exercised		(802,566)
Share-based compensation	0	0
Balance	3,540,785	3,540,785
Capital reserve [member]
Statement Line Items [Line Items]
Balance	9,102,695	9,939,966
Options exercised	(751,727)	(2,388,416)
Restricted share rights vested	(105,190)	(270,815)
Warrants exercised		(802,566)
Share-based compensation	1,860,774	2,624,526
Balance	$ 10,106,552	$ 9,102,695